Pay vs Performance Disclosure	1 Months Ended	3 Months Ended	8 Months Ended	12 Months Ended
	Jan. 31, 2022	May 02, 2022	Dec. 31, 2022	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay versus Performance

The following table sets forth certain information with respect to the Company’s financial performance and the compensation paid to our named executive officers (“NEOs”) for the fiscal years ended on December 31, 2022, December 31, 2021, and December 31, 2020.
							Average Summary Compensation Table Total for Non-PEO NEOs(5)	Average Compensation Actually Paid to Non-PEO NEOs (4)(5)	Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO 1(1)	Compensation Actually Paid to PEO 1(4)	Summary Compensation Table Total for PEO 2(2)	Compensation Actually Paid to PEO 2(4)	Summary Compensation Table Total for PEO 3(3)	Compensation Actually Paid to PEO 3(4)			Total Shareholder Return(6)	Peer Group Total Shareholder Return(6)	Net Income(7)	Relative Total Shareholder Return(8)
2022	$9,625,418	$9,339,010	$1,004,156	$950,457	$11,445,908	$11,443,023	$3,602,958	$4,421,346	$275.14	$154.88	$1,248	28th Percentile
2021	N/A	N/A	N/A	N/A	$2,938,020	$9,723,776	$2,474,804	$3,977,856	$214.79	$106.29	$179	62nd Percentile
2020	N/A	N/A	N/A	N/A	$2,274,165	$1,297,858	$1,130,031	$910,473	$82.82	$63.42	$104	86th Percentile

(1)
Mr. Doyle was a Principal Executive Officer of the Company (“PEO”) only in fiscal year 2022. Mr. Doyle joined the Company as its President and Chief Executive Officer on May 2, 2022.

(2)
Mr. Dell was a PEO only in fiscal year 2022. Mr. Dell served as Interim Chief Executive Officer from January 31, 2022 until May 2, 2022. During his service as Interim Chief Executive Officer at the Company, he remained an employee of Kimmeridge and did not receive any compensation directly from the Company for his service as Interim Chief Executive Officer or participate in any of the Company’s employee benefits plans. Mr. Dell only received compensation directly from the Company for his services as a director of the Company. In addition, Mr. Dell was allowed private aircraft usage during the period he served as Interim Chief Executive Officer, and the amounts for such private aircraft usage were paid by the Company to Kimmeridge.

(3)
Mr. Greager was a PEO in fiscal years 2022, 2021, and 2020. Mr. Greager’s employment with the Company terminated effective January 31, 2022.

(4)
The dollar amounts reported represent the amount of “compensation actually paid” (“CAP”), as computed in accordance with SEC rules. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. The “compensation actually paid” reflects the adjustments set forth in the table below made to the total compensation amounts reported in the Summary Compensation Table for the applicable year, computed in accordance with Item 402(v) of Regulation S-K. We do not have a defined benefit plan so no adjustment for pension benefits is included in the table below. Similarly, no adjustment is made for dividends as the NEOs are not entitled to receive dividends with respect to unvested RSUs and PSUs and are only entitled to dividend equivalent rights that are payable in cash at the same time as the related RSUs and PSUs vest and are settled:

Fiscal Year	Executives	SCT (A)	Minus Stock Award Values from SCT (B)	Year End Value of New Awards (C1)	Change in Value of Unvested Awards (C2)	Change in Value of Vested Awards (C3)	Total Equity CAP (D) = (C1) + +(C2)+(C3)	CAP (E) = (A)+(B)+(D)
2022	PEO 1 – Mr. Doyle	$9,625,418	$(8,731,021)	$8,444,613	$0	$0	$8,444,613	$9,339,010
	PEO-2 – Mr. Dell	$1,004,156	$(372,913)	$139,602	$0	$179,612	$319,214	$950,457
	PEO 3 – Mr. Greager	$11,445,908	$0	$0	$0	$(2,885)	$(2,885)	$11,443,023
	Non-PEO NEOs	$3,602,958	$(1,766,135)	$1,572,534	$653,015	$358,974	$2,584,523	$4,421,346
2021	PEO 3 – Mr. Greager	$2,938,020	$(1,865,983)	$2,105,045	$3,927,169	$2,619,525	$8,651,739	$9,723,776
	Non-PEO NEOs	$2,474,804	$(821,013)	$545,625	$539,195	$1,239,244	$2,324,064	$3,977,856
2020	PEO 3 – Mr. Greager	$2,274,165	$(1,196,349)	$1,124,896	$(490,378)	$(414,475)	$220,043	$1,297,858
	Non-PEO NEOs	$1,130,031	$(544,879)	$512,335	$(67,405)	$(119,609)	$325,321	$910,473

(A)
The dollar amounts reported in the Summary Compensation Table for the applicable year.

(B)
The amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year represent the grant date fair value of equity awards granted in the applicable year.

(C)
The recalculated value of equity awards for each applicable year includes the addition (or subtraction, as applicable) of the following:

(C1)
the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;

(C2)
the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;

(C3)
for awards that vest in applicable year, the change in the fair value as of the vesting date from the end of the prior year.

(D)
Total Equity Adjustments from the addition (or subtraction, as applicable) of re-valued equity.

(E)
“Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules.

In calculating the “compensation actually paid” amounts, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with FASB ASC Topic 718. The valuation assumptions used to calculate such fair values did not materially differ from those disclosed at the time of grant.
(5)
The names of each of the non-PEO NEOs reflected in these columns for each applicable fiscal year are as follows: (i) for fiscal year 2022, Matthew R. Owens, Travis L. Counts, Marianella Foschi, Sandra K. Garbiso, Dean Tinsley, and Cyrus D. Marter; (ii) for fiscal year 2021, Brant H. DeMuth, Marianella Foschi, Cyrus D. Marter, Dean Tinsley, and Sandra K. Garbiso; and (iii) for fiscal year 2020, Brant H. DeMuth, Cyrus D. Marter, Dean Tinsley, and Sandra K. Garbiso.

(6)
The Company TSR and the Company’s Peer Group TSR reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation S-K. The peer group used to determine the Company’s Peer Group TSR for each applicable fiscal year is the Standard and Poor’s 500 Oil & Gas Exploration & Production Index (“S&P O&G E&P Index”) as disclosed in the Company’s Form 10-K filed with the SEC on February 22, 2023 pursuant to Item 201(e) of Regulation S-K.

(7)
Represents the amount of net income reflected in the Company’s audited financial statements for each applicable fiscal year (amounts presented in thousands).

(8)
We have selected Relative Total Shareholder Return as our most important financial measure (that is not otherwise required to be disclosed in the table) used to link “compensation actually paid” to our NEOs to company performance for fiscal year 2022. Calculations within this column are based on 1-year measurements (as opposed to the 3-year relative TSR used for the rTSR PSUs granted under our LTIP) and are based on the Peer Group used to calculate relative TSR for the rTSR PSUs granted under our LTIP in 2022. Please refer to “Compensation Discussion and Analysis — 2022 Compensation Actions — Further Details of PSU and RSU Awards — 2022 PSUs — Relative TSR” generally for additional disclosure regarding the Peer Group and how relative TSR is derived from absolute TSR.

Company Selected Measure Name				Relative Total Shareholder Return
Named Executive Officers, Footnote [Text Block]
(1)
Mr. Doyle was a Principal Executive Officer of the Company (“PEO”) only in fiscal year 2022. Mr. Doyle joined the Company as its President and Chief Executive Officer on May 2, 2022.

(2)
Mr. Dell was a PEO only in fiscal year 2022. Mr. Dell served as Interim Chief Executive Officer from January 31, 2022 until May 2, 2022. During his service as Interim Chief Executive Officer at the Company, he remained an employee of Kimmeridge and did not receive any compensation directly from the Company for his service as Interim Chief Executive Officer or participate in any of the Company’s employee benefits plans. Mr. Dell only received compensation directly from the Company for his services as a director of the Company. In addition, Mr. Dell was allowed private aircraft usage during the period he served as Interim Chief Executive Officer, and the amounts for such private aircraft usage were paid by the Company to Kimmeridge.

(3)
Mr. Greager was a PEO in fiscal years 2022, 2021, and 2020. Mr. Greager’s employment with the Company terminated effective January 31, 2022.
(5)
The names of each of the non-PEO NEOs reflected in these columns for each applicable fiscal year are as follows: (i) for fiscal year 2022, Matthew R. Owens, Travis L. Counts, Marianella Foschi, Sandra K. Garbiso, Dean Tinsley, and Cyrus D. Marter; (ii) for fiscal year 2021, Brant H. DeMuth, Marianella Foschi, Cyrus D. Marter, Dean Tinsley, and Sandra K. Garbiso; and (iii) for fiscal year 2020, Brant H. DeMuth, Cyrus D. Marter, Dean Tinsley, and Sandra K. Garbiso.

Peer Group Issuers, Footnote [Text Block]
(6)
The Company TSR and the Company’s Peer Group TSR reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation S-K. The peer group used to determine the Company’s Peer Group TSR for each applicable fiscal year is the Standard and Poor’s 500 Oil & Gas Exploration & Production Index (“S&P O&G E&P Index”) as disclosed in the Company’s Form 10-K filed with the SEC on February 22, 2023 pursuant to Item 201(e) of Regulation S-K.

Adjustment To PEO Compensation, Footnote [Text Block]
(4)
The dollar amounts reported represent the amount of “compensation actually paid” (“CAP”), as computed in accordance with SEC rules. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. The “compensation actually paid” reflects the adjustments set forth in the table below made to the total compensation amounts reported in the Summary Compensation Table for the applicable year, computed in accordance with Item 402(v) of Regulation S-K. We do not have a defined benefit plan so no adjustment for pension benefits is included in the table below. Similarly, no adjustment is made for dividends as the NEOs are not entitled to receive dividends with respect to unvested RSUs and PSUs and are only entitled to dividend equivalent rights that are payable in cash at the same time as the related RSUs and PSUs vest and are settled:

Fiscal Year	Executives	SCT (A)	Minus Stock Award Values from SCT (B)	Year End Value of New Awards (C1)	Change in Value of Unvested Awards (C2)	Change in Value of Vested Awards (C3)	Total Equity CAP (D) = (C1) + +(C2)+(C3)	CAP (E) = (A)+(B)+(D)
2022	PEO 1 – Mr. Doyle	$9,625,418	$(8,731,021)	$8,444,613	$0	$0	$8,444,613	$9,339,010
	PEO-2 – Mr. Dell	$1,004,156	$(372,913)	$139,602	$0	$179,612	$319,214	$950,457
	PEO 3 – Mr. Greager	$11,445,908	$0	$0	$0	$(2,885)	$(2,885)	$11,443,023
	Non-PEO NEOs	$3,602,958	$(1,766,135)	$1,572,534	$653,015	$358,974	$2,584,523	$4,421,346
2021	PEO 3 – Mr. Greager	$2,938,020	$(1,865,983)	$2,105,045	$3,927,169	$2,619,525	$8,651,739	$9,723,776
	Non-PEO NEOs	$2,474,804	$(821,013)	$545,625	$539,195	$1,239,244	$2,324,064	$3,977,856
2020	PEO 3 – Mr. Greager	$2,274,165	$(1,196,349)	$1,124,896	$(490,378)	$(414,475)	$220,043	$1,297,858
	Non-PEO NEOs	$1,130,031	$(544,879)	$512,335	$(67,405)	$(119,609)	$325,321	$910,473

(A)
The dollar amounts reported in the Summary Compensation Table for the applicable year.

(B)
The amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year represent the grant date fair value of equity awards granted in the applicable year.

(C)
The recalculated value of equity awards for each applicable year includes the addition (or subtraction, as applicable) of the following:

(C1)
the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;

(C2)
the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;

(C3)
for awards that vest in applicable year, the change in the fair value as of the vesting date from the end of the prior year.

(D)
Total Equity Adjustments from the addition (or subtraction, as applicable) of re-valued equity.

(E)
“Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules.

In calculating the “compensation actually paid” amounts, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with FASB ASC Topic 718. The valuation assumptions used to calculate such fair values did not materially differ from those disclosed at the time of grant.

Non-PEO NEO Average Total Compensation Amount				$ 3,602,958	$ 2,474,804	$ 1,130,031
Non-PEO NEO Average Compensation Actually Paid Amount				$ 4,421,346	3,977,856	910,473
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
The dollar amounts reported represent the amount of “compensation actually paid” (“CAP”), as computed in accordance with SEC rules. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. The “compensation actually paid” reflects the adjustments set forth in the table below made to the total compensation amounts reported in the Summary Compensation Table for the applicable year, computed in accordance with Item 402(v) of Regulation S-K. We do not have a defined benefit plan so no adjustment for pension benefits is included in the table below. Similarly, no adjustment is made for dividends as the NEOs are not entitled to receive dividends with respect to unvested RSUs and PSUs and are only entitled to dividend equivalent rights that are payable in cash at the same time as the related RSUs and PSUs vest and are settled:

Fiscal Year	Executives	SCT (A)	Minus Stock Award Values from SCT (B)	Year End Value of New Awards (C1)	Change in Value of Unvested Awards (C2)	Change in Value of Vested Awards (C3)	Total Equity CAP (D) = (C1) + +(C2)+(C3)	CAP (E) = (A)+(B)+(D)
2022	PEO 1 – Mr. Doyle	$9,625,418	$(8,731,021)	$8,444,613	$0	$0	$8,444,613	$9,339,010
	PEO-2 – Mr. Dell	$1,004,156	$(372,913)	$139,602	$0	$179,612	$319,214	$950,457
	PEO 3 – Mr. Greager	$11,445,908	$0	$0	$0	$(2,885)	$(2,885)	$11,443,023
	Non-PEO NEOs	$3,602,958	$(1,766,135)	$1,572,534	$653,015	$358,974	$2,584,523	$4,421,346
2021	PEO 3 – Mr. Greager	$2,938,020	$(1,865,983)	$2,105,045	$3,927,169	$2,619,525	$8,651,739	$9,723,776
	Non-PEO NEOs	$2,474,804	$(821,013)	$545,625	$539,195	$1,239,244	$2,324,064	$3,977,856
2020	PEO 3 – Mr. Greager	$2,274,165	$(1,196,349)	$1,124,896	$(490,378)	$(414,475)	$220,043	$1,297,858
	Non-PEO NEOs	$1,130,031	$(544,879)	$512,335	$(67,405)	$(119,609)	$325,321	$910,473

(A)
The dollar amounts reported in the Summary Compensation Table for the applicable year.

(B)
The amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year represent the grant date fair value of equity awards granted in the applicable year.

(C)
The recalculated value of equity awards for each applicable year includes the addition (or subtraction, as applicable) of the following:

(C1)
the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;

(C2)
the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;

(C3)
for awards that vest in applicable year, the change in the fair value as of the vesting date from the end of the prior year.

(D)
Total Equity Adjustments from the addition (or subtraction, as applicable) of re-valued equity.

(E)
“Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules.

In calculating the “compensation actually paid” amounts, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with FASB ASC Topic 718. The valuation assumptions used to calculate such fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Pay versus Performance Tabular List
The following table lists our most important performance measures used by us to link ‘compensation actually paid’ to our NEOs to company performance for fiscal year 2022. The performance measures included in this table are not ranked by relative importance.
Most Important
Performance Measures

Relative Total
Shareholder Return
Absolute Total
Shareholder Return
Adjusted EBITDAX
Free Cash Flow

Total Shareholder Return Amount				$ 275.14	214.79	82.82
Peer Group Total Shareholder Return Amount				154.88	106.29	63.42
Net Income (Loss)				$ 1,248,000	$ 179,000	$ 104,000
Company Selected Measure Amount				28	62	86
PEO Name	Mr. Greager	Mr. Dell	Mr. Doyle
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name				Relative Total Shareholder Return
Non-GAAP Measure Description [Text Block]
(8)
We have selected Relative Total Shareholder Return as our most important financial measure (that is not otherwise required to be disclosed in the table) used to link “compensation actually paid” to our NEOs to company performance for fiscal year 2022. Calculations within this column are based on 1-year measurements (as opposed to the 3-year relative TSR used for the rTSR PSUs granted under our LTIP) and are based on the Peer Group used to calculate relative TSR for the rTSR PSUs granted under our LTIP in 2022. Please refer to “Compensation Discussion and Analysis — 2022 Compensation Actions — Further Details of PSU and RSU Awards — 2022 PSUs — Relative TSR” generally for additional disclosure regarding the Peer Group and how relative TSR is derived from absolute TSR.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name				Absolute Total Shareholder Return
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name				Adjusted EBITDAX
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name				Free Cash Flow
PEO 1 [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount				$ 9,625,418
PEO Actually Paid Compensation Amount				9,339,010
PEO 2 [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount				1,004,156
PEO Actually Paid Compensation Amount				950,457
PEO 3 [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount				11,445,908	$ 2,938,020	$ 2,274,165
PEO Actually Paid Compensation Amount				11,443,023	9,723,776	1,297,858
PEO [Member] | PEO 1 [Member] | Equity Awards Adjustments of Minus Stock Award Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(8,731,021)
PEO [Member] | PEO 1 [Member] | Equity Awards Adjustments Value Of New Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				8,444,613
PEO [Member] | PEO 1 [Member] | Equity Awards Adjustments Of Value Of Unvested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0
PEO [Member] | PEO 1 [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				8,444,613
PEO [Member] | PEO 1 [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0
PEO [Member] | PEO 2 [Member] | Equity Awards Adjustments of Minus Stock Award Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(372,913)
PEO [Member] | PEO 2 [Member] | Equity Awards Adjustments Value Of New Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				139,602
PEO [Member] | PEO 2 [Member] | Equity Awards Adjustments Of Value Of Unvested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0
PEO [Member] | PEO 2 [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				319,214
PEO [Member] | PEO 2 [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				179,612
PEO [Member] | PEO 3 [Member] | Equity Awards Adjustments of Minus Stock Award Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	(1,865,983)	(1,196,349)
PEO [Member] | PEO 3 [Member] | Equity Awards Adjustments Value Of New Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	2,105,045	1,124,896
PEO [Member] | PEO 3 [Member] | Equity Awards Adjustments Of Value Of Unvested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	3,927,169	(490,378)
PEO [Member] | PEO 3 [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(2,885)	8,651,739	220,043
PEO [Member] | PEO 3 [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(2,885)	2,619,525	(414,475)
Non-PEO NEO [Member] | Equity Awards Adjustments of Minus Stock Award Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(1,766,135)	(821,013)	(544,879)
Non-PEO NEO [Member] | Equity Awards Adjustments Value Of New Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				1,572,534	545,625	512,335
Non-PEO NEO [Member] | Equity Awards Adjustments Of Value Of Unvested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				653,015	539,195	(67,405)
Non-PEO NEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				2,584,523	2,324,064	325,321
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				$ 358,974	$ 1,239,244	$ (119,609)